Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Cost	$ 82,484,413
Fair Value	$ 48,373,804
% of Net Assets	91.92%
Automation Anywhere, Inc. [Member]
Initial Acquisition Date	Dec. 30, 2021
Cost	$ 2,609,219
Fair Value	$ 480,868
% of Net Assets	0.91%
Axiom Space, Inc. [Member] | Series C-1 Preferred Stock [Member]
Initial Acquisition Date	Jan. 18, 2023
Cost	$ 3,179,754
Fair Value	$ 3,634,867
% of Net Assets	6.91%
Axiom Space, Inc. [Member] | Series C Preferred Stock [Member]
Initial Acquisition Date	Dec. 22, 2021
Cost	$ 1,499,929
Fair Value	$ 1,499,929
% of Net Assets	2.85%
Boom Technology, Inc. [Member]
Initial Acquisition Date	Feb. 18, 2022
Cost	$ 2,000,000
Fair Value	$ 2,450,000
% of Net Assets	4.66%
Celadon Technology Fund VIII, LLC [Member] | Series B Preferred Stock [Member]
Initial Acquisition Date	Jun. 09, 2022
Cost	$ 618,618
Fair Value	$ 882,700
% of Net Assets	1.68%
CElegans Labs, Inc. [Member]
Initial Acquisition Date	Nov. 23, 2021
Cost	$ 2,999,977
Fair Value	$ 1,251,500
% of Net Assets	2.37%
Chime Financial Inc [Member] | Series A Preferred Stock [Member]
Initial Acquisition Date	Dec. 30, 2021
Cost	$ 5,150,748
Fair Value	$ 994,125
% of Net Assets	1.89%
ClassDojo Inc [Member]
Initial Acquisition Date	Nov. 19, 2021
Cost	$ 3,000,018
Fair Value	$ 1,592,040
% of Net Assets	3.03%
Discord, Inc. [Member]
Initial Acquisition Date	Mar. 01, 2022
Cost	$ 724,942
Fair Value	$ 293,975
% of Net Assets	0.56%
Discord, Inc. [Member] | Series G Preferred Stock [Member]
Initial Acquisition Date	Mar. 01, 2022
Cost	$ 889,055
Fair Value	$ 360,525
% of Net Assets	0.69%
DXYZ OAI I LLC [Member]
Initial Acquisition Date	Dec. 18, 2023
Cost	$ 2,010,008
Fair Value	$ 2,000,008
% of Net Assets	3.80%
DXYZ SpaceX I LLC [Member]
Initial Acquisition Date	Jun. 27, 2022
Cost	$ 10,009,990
Fair Value	$ 13,108,094
% of Net Assets	24.91%
Flexport, Inc. [Member]
Initial Acquisition Date	Mar. 29, 2022
Cost	$ 520,000
Fair Value	$ 97,500
% of Net Assets	0.19%
Fund FG-RTA [Member]
Initial Acquisition Date	Jan. 10, 2022
Cost	$ 3,478,813
Fair Value	$ 1,394,712
% of Net Assets	2.65%
Fund FG-TQY [Member]
Initial Acquisition Date	Feb. 15, 2022
Cost	$ 1,110,340
Fair Value	$ 284,900
% of Net Assets	0.54%
G Squared Special Situations Fund, LLC [Member] | Series H-1 Preferred Stock [Member]
Initial Acquisition Date	Mar. 02, 2022
Cost	$ 4,130,298
Fair Value	$ 2,122,938
% of Net Assets	4.03%
Impossible Foods, Inc. [Member] | Series A Preferred Stock [Member]
Initial Acquisition Date	Jun. 17, 2022
Cost	$ 1,272,986
Fair Value	$ 265,200
% of Net Assets	0.49%
Jeeves, Inc. [Member] | Series C Preferred Stock [Member]
Initial Acquisition Date	Apr. 05, 2022
Cost	$ 749,997
Fair Value	$ 749,997
% of Net Assets	1.42%
Khosla Ventures IFSPV II, LLC [Member]
Initial Acquisition Date	Nov. 04, 2021
Cost	$ 2,098,940
Fair Value	$ 422,185
% of Net Assets	0.80%
Klarna Bank AB [Member]
Initial Acquisition Date	Mar. 16, 2022
Cost	$ 4,657,660
Fair Value	$ 615,400
% of Net Assets	1.17%
Maplebear, Inc. [Member]
Initial Acquisition Date	Sep. 27, 2023
Cost	$ 6,419,399
Fair Value	$ 1,036,928
% of Net Assets	1.98%
MWAM VC SpaceX-II, LLC [Member]
Initial Acquisition Date	Jun. 08, 2022
Cost	$ 3,419,945
Fair Value	$ 4,415,413
% of Net Assets	8.39%
MWLSV Epic Games-II, LLC [Member]
Initial Acquisition Date	Dec. 31, 2021
Cost	$ 6,998,590
Fair Value	$ 2,141,618
% of Net Assets	4.07%
MW LSV Relativity Space, LLC [Member]
Initial Acquisition Date	Dec. 28, 2021
Cost	$ 1,659,996
Fair Value	$ 1,447,389
% of Net Assets	2.75%
Public Holdings, Inc. [Member]
Initial Acquisition Date	Jul. 22, 2021
Cost	$ 999,990
Fair Value	$ 777,770
% of Net Assets	1.48%
Revolut Group Holdings Ltd. [Member]
Initial Acquisition Date	Dec. 08, 2021
Cost	$ 5,275,185
Fair Value	$ 1,804,000
% of Net Assets	3.43%
Rhenium Bolt 2021, LLC [Member]
Initial Acquisition Date	Mar. 08, 2022
Cost	$ 2,000,020
Fair Value	$ 149,265
% of Net Assets	0.28%
SuperHuman Labs, Inc. [Member]
Initial Acquisition Date	Jun. 25, 2021
Cost	$ 2,999,996
Fair Value	$ 2,099,958
% of Net Assets	3.99%